Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
	Properties	Leasehold improvement	Computer equipment	Right-of-use assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
COST OR REVALUED AMOUNT
As of January 1, 2023	173,126	—	—	219	173,345
Additions	15,391	—	57	—	15,448
Acquisition of subsidiaries (note 36)	—	—	80	253	333
Eliminated on revaluation	(2,688)	—	—	—	(2,688)
Surplus on revaluation	9,041	—	—	—	9,041
Exchange realignment	(235)	—	1	—	(234)
As of December 31, 2023	194,635	—	138	472	195,245
Disposal of subsidiaries	—	—	—	(212)	(212)
Additions	372,061	—	8	544	372,613
Eliminated on revaluation	(11,174)	—	—	—	(11,174)
Surplus on revaluation	20,629	—	—	—	20,629
Exchange realignment	(2,052)	—	(6)	(41)	(2,099)
As of December 31, 2024	574,099	—	140	763	575,002
Additions	—	1,749	—	—	1,749
Eliminated on revaluation	(14,909)	—	—	—	(14,909)
Surplus on revaluation	14,909	—	—	—	14,909
Exchange realignment	20,239	(78)	9	22	20,192
As of December 31, 2025	594,338	1,671	149	785	596,943

ACCUMULATED DEPRECIATION
As of January 1, 2023	—	—	—	—	—
Charge for the year	2,688	—	16	120	2,824
Eliminated on revaluation	(2,688)	—	—	—	(2,688)
As of December 31, 2023	—	—	16	120	136
Charge for the year	11,408	—	31	273	11,712
Disposal of subsidiaries	—	—	—	(145)	(145)
Eliminated on revaluation	(11,174)	—	—	—	(11,174)
Exchange realignment	(234)	—	2	12	(220)
As of December 31, 2024	—	—	49	260	309
Charge for the year	14,909	253	29	264	15,455
Eliminated on revaluation	(14,909)	—	—	—	(14,909)
Exchange realignment	—	(30)	(18)	(1)	(49)
As of December 31, 2025	—	223	60	523	806

NET BOOK VALUE
As of December 31, 2023	194,635	—	122	352	195,109
As of December 31, 2024	574,099	—	91	503	574,693
As of December 31, 2025	594,338	1,448	89	262	596,137

Schedule of Property Plant and Equipment are depreciated on straight Line Basis

The above items of property, plant and equipment are depreciated on a straight-line basis at the following rates per annum:

Properties	Over the shorter of 50 years and the remaining lease terms
Leasehold improvement	5 years
Computer equipment	33.33%
Right-of-use assets	Over the lease term

Schedule of Property Plant and Equipment of Leases
	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Expense relating to short-term leases	216	243	310
Total cash outflow for leases	303	653	561